Cover	Oct. 28, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	TYLER TECHNOLOGIES, INC
Entity Incorporation, State or Country Code	DE
Entity File Number	1-10485
Entity Tax Identification Number	75-2303920
Entity Address, Address Line One	5101 TENNYSON PARKWAY
Entity Address, City or Town	PLANO
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75024
City Area Code	972
Local Phone Number	713-3700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	COMMON STOCK, $0.01 PAR VALUE
Trading Symbol	TYL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000860731
Amendment Flag	false